JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
November 30, 2021 (unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.8%
JAPAN — 98.8%

Banks — 7.2%
Fukuoka Financial Group, Inc.	76,500	1,242,440
Okinawa Financial Group, Inc.	126,700	2,313,000
The Akita Bank, Ltd.	356,100	4,499,629
The Keiyo Bank, Ltd.	823,300	3,070,006
The Musashino Bank, Ltd.	173,600	2,389,934
The Taiko Bank, Ltd.	267,900	2,996,920
The Yamanashi Chuo Bank, Ltd.	379,400	2,641,753
		19,153,682

Chemicals — 14.9%
Adeka Corporation	91,400	1,947,207
Aica Kogyo Company, Limited	92,000	2,694,884
C. Uyemura & Co., Ltd.	76,700	3,354,820
Fujikura Kasei Co., Ltd.	1,581,700	6,848,396
Koatsu Gas Kogyo Co., Ltd.	383,900	2,496,690
Sakata Inx Corporation	657,900	5,650,604
Sekisui Jushi Corporation	293,000	5,227,242
Shikoku Chemicals Corporation	251,800	3,039,311
Shin-Etsu Polymer Co., Ltd.	78,000	655,456
T&K Toka Co., Ltd.	809,900	5,338,742
Yushiro Chemical Industry Co., Ltd.	274,400	2,516,808
		39,770,160

Construction — 8.1%
Kandenko Co., Ltd.	694,000	4,967,217
EXEO Group, Inc.	243,600	5,178,948
MIRAIT Holdings Corporation	148,900	2,585,389
Toenec Corporation	71,400	1,968,437
Totetsu Kogyo Co., Ltd.	137,000	2,751,621
Yondenko Corporation	137,900	1,982,533
Yurtec Corporation	398,800	2,117,865
		21,552,010

Electric Appliances — 1.4%
AOI Electronics Co., Ltd.	42,700	911,955
Foster Electric Company, Limited	128,200	796,365
Kyosan Electric Manufacturing Co., Ltd.	82,700	314,957
Mabuchi Motor Co., Ltd.	51,200	1,687,514
		3,710,791

Financing Business — 0.7%
Mizuho Leasing Company, Limited	19,800	518,575
Ricoh Leasing Company, Ltd.	43,800	1,399,108
		1,917,683

Food — 1.2%
Nichirei Corporation	140,100	3,219,936
		3,219,936

Glass and Ceramics Products — 1.4%
Asia Pile Holdings Corporation	675,900	2,460,641
Nichiha Corporation	52,500	1,294,756
		3,755,397

Information and Communication — 6.6%
NS Solutions Corporation	73,600	2,237,201
OBIC Co., Ltd.	7,600	1,409,596
Okinawa Cellular Telephone Company	231,000	10,022,179
Otsuka Corporation	82,400	3,778,881
		17,447,857

Iron and Steel — 7.6%
Chubu Steel Plate Co., Ltd.	118,400	887,188
Godo Steel, Ltd.	158,300	1,837,998
Kyoei Steel Ltd.	176,200	1,947,744
Mory Industries Inc.	63,500	1,444,279
Nichia Steel Works, Ltd.	1,867,000	4,322,294
Osaka Steel Co., Ltd.	925,200	8,281,591
Tokyo Steel Manufacturing Co., Ltd.	139,800	1,486,078
		20,207,172

Machinery — 2.6%
Makino Milling Machine Co., Ltd.	18,000	549,527
Miura Co., Ltd.	6,500	228,881
Nippon Pillar Packing Co., Ltd.	20,500	579,659
Nitto Kohki Co., Ltd.	216,900	3,334,859
Star Micronics Co., Ltd.	89,200	1,139,730
Teikoku Electric MFG. Co., Ltd.	60,700	746,078
Yamashin-Filter Corporation	48,000	221,826
		6,800,560

Metal Products — 4.3%
Maruzen Co., Ltd.	45,200	836,741
Neturen Co., Ltd.	378,800	1,850,989
Piolax, Inc.	412,200	5,864,116
Rinnai Corporation	15,400	1,458,761
Shinpo Co., Ltd.	2,300	25,668
Topre Corporation	143,900	1,387,248
		11,423,523

Other Products — 3.4%
Fuji Seal International, Inc.	19,200	349,152
Komatsu Wall Industry Co., Ltd.	19,600	319,710
Nishikawa Rubber Co., Ltd.	317,800	4,462,174
Pigeon Corporation	51,000	1,036,944
The Pack Corporation	124,200	2,941,204
		9,109,184

Pharmaceutical — 1.2%
Nippon Shinyaku Co., Ltd.	42,800	3,176,814
		3,176,814

Precision Instruments — 1.0%
Nakanishi Inc.	137,800	2,745,772
		2,745,772

Real Estate — 0.5%
Starts Corporation Inc.	57,000	1,223,407
		1,223,407

Retail Trade — 16.0%
ABC-Mart, Inc.	77,800	3,671,044
Amiyaki Tei Co., Ltd.	309,900	7,859,088
Cosmos Pharmaceutical Corporation	14,600	2,271,857
Create SD Holdings Co., Ltd.	156,800	4,322,842
Daikokutenbussan Co., Ltd.	1,800	97,340
Izumi Co., Ltd.	138,000	3,835,027
JM Holdings Co., Ltd.	417,300	6,349,656
PAL GROUP Holdings Co., Ltd.	178,800	2,442,563
Pan Pacific International Holdings Corporation	64,300	1,099,981
San-A Co., Ltd.	41,600	1,466,678
Seria Co., Ltd.	220,900	6,734,161
Sundrug Co., Ltd.	35,200	929,688
Yossix Holdings Co., Ltd. (a)	88,700	1,545,607
		42,625,532

Services — 3.9%
Kanamoto Co., Ltd.	149,800	2,851,190
Matching Service Japan Co., Ltd.	36,500	301,560
Nihon M&A Center Holdings Inc.	10,800	318,265
Nishio Rent All Co., Ltd.	155,300	3,456,753
Step Co., Ltd.	215,700	3,377,400
		10,305,168

Textiles and Apparel — 0.5%
Seiren Co., Ltd.	72,200	1,450,125
		1,450,125

Transportation and Warehousing — 2.6%
Alps Logistics Co., Ltd.	124,900	1,068,333
Kamigumi Co., Ltd.	84,800	1,572,813
Meiko Trans Co., Ltd.	326,000	3,062,101
SG Holdings Co., Ltd.	31,400	696,421
Trancom Co., Ltd.	5,500	391,226
		6,790,894

Transportation Equipment — 3.8%
Hi-Lex Corporation	271,800	3,914,765
Morita Holdings Corporation	44,100	496,062
Nichirin Co., Ltd.	86,500	1,313,895
Nippon Seiki Co., Ltd.	285,900	2,632,392
Tokai Rika Co., Ltd.	136,700	1,792,549
		10,149,663

Utilities — 1.6%
Japan Petroleum Exploration Co., Ltd.	27,400	554,682
Keiyo Gas Co., Ltd.	31,700	901,953
The Okinawa Electric Power Company, Incorporated	223,790	2,746,702
		4,203,337

Wholesale Trade — 8.3%
Kanaden Corporation	323,000	2,814,156
Kohsoku Corporation	308,600	4,016,681
Paltac Corporation	99,800	3,884,590
Ryoden Corporation	639,300	9,473,413
SIIX Corporation	50,300	591,582
Sugimoto & Co., Ltd.	69,700	1,287,205
		22,067,627

TOTAL INVESTMENTS — 98.8% (cost $296,714,525)		$262,806,294
FOREIGN CURRENCY — 0.4% (cost $1,117,319)		$1,117,491
TOTAL INVESTMENTS AND FOREIGN CURRENCY — 99.2% (cost $297,831,844)		$263,923,785
OTHER ASSETS AND LIABILITIES — 0.8%		2,199,033
NET ASSETS — 100.0%		$266,122,818

(a) Non-income producing security.
(b) Japanese Yen - Interest bearing account.

Notes to Schedule of Investments (Unaudited)

Valuation of Securities

Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At November 30, 2021, all of the Fund’s investments were determined to be Level 1 securities.

During the quarter ended November 30, 2021, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.